Discontinued Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations

NOTE 3 – DISCONTINUED OPERATIONS

On May 1, 2019, the Company entered into a Share Exchange Agreement with Save On and Steven Yariv, whereby the Company returned all of the stock of Save On to Steven Yariv in exchange for Mr. Yariv conveying 1,000,000 shares of common stock of the Company back to the Company. In addition, the Company granted an aggregate of 80,000 options to certain employees of Save On. Mr. Yariv ceased to be an officer or director of the Company effective with the filing of the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2018 as filed with the Securities and Exchange Commission on April 16, 2019.

Pursuant to ASC 205-20-45, the financial statement in which net income or loss of a business entity is reported shall report the results of operations of the discontinued operation in the period in which a discontinued operation either has been disposed of or is classified as held for sale. Accordingly, the Company reflects Save On as discontinued operations beginning in the second quarter of 2019, the period that Save On was disposed of and retroactively for all periods presented in the accompanying condensed consolidated financial statements. The business of Save On are considered discontinued operations because: (a) the operations and cash flows of Save On were eliminated from the Company’s operations; and (b) the Company has no interest in the divested operations. As of September 30, 2020 and December 31, 2019, the Company did not have any remaining assets and liabilities classified as discontinued operations in the Company’s condensed consolidated financial statements as of September 30, 2020 and December 31, 2019.

For the Company’s Save On business activities, through the date of disposition on May 1, 2019, the Company recognized revenues and the related direct costs of such revenue which included carrier fees and dispatch costs as of the date the freight was delivered by the carrier which was when the performance obligation is satisfied. Customer payments received prior to delivery were recorded as a deferred revenue liability and related carrier fees if paid prior to delivery were recorded as a deferred expense asset. In accordance with ASC Topic 606, the Company recognized revenue on a gross basis. Our payment terms for corporate customers were net 30 days from acceptance of delivery and individual customers generally were required to pay in advance. The Company did not incur incremental costs obtaining service orders from its Save On customers, however, if the Company did, because all of the Save On customer’s contracts were less than a year in duration, any contract costs incurred were expensed rather than capitalized. The revenue that the Company recognized arose from service orders it received from its Save On customers. The Company’s performance obligations under these service orders corresponded to each delivery of a vehicle that the Company made for its customer under the service orders; as a result, each service order generally contained only one performance obligation based on the delivery to be completed.

The summarized operating result of discontinued operations included in the Company’s condensed consolidated statements of operations is as follows:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2020	2019	2020	2019
Revenues	$-	$-	$-	$1,491,253
Cost of revenues	-	-	-	1,114,269
Gross profit	-	-	-	376,984
Operating expenses	-	-	-	1,058,410
Loss from discontinued operations	-	-	-	(681,426)
Loss on disposal of discontinued operations	-	-	-	-
Loss from discontinued operations, net of income taxes	$-	$-	$-	$(681,426)

NOTE 4 – DISCONTINUED OPERATIONS

On May 1, 2019, the Company entered into a Share Exchange Agreement with Save On and Steven Yariv, whereby the Company returned all of the stock of Save On to Steven Yariv in exchange for Mr. Yariv conveying 1,000,000 shares of common stock of the Company back to the Company. In addition, the Company granted an aggregate of 80,000 options to certain employees of Save On. Mr. Yariv ceased to be an officer or director of the Company effective with the filing of the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2018 as filed with the Securities and Exchange Commission of April 16, 2019.

Pursuant to Accounting Standard Codification (“ASC”) 205-20-45, the financial statement in which net income or loss of a business entity is reported shall report the results of operations of the discontinued operation in the period in which a discontinued operation either has been disposed of or is classified as held for sale. Accordingly, the Company shall reflect Save On as a discontinued operations beginning in the second quarter of 2019, the period that Save On was disposed of and retroactively for all periods presented in the accompanying condensed consolidated financial statements. The business of Save On are considered discontinued operations because: (a) the operations and cash flows of Save On were eliminated from the Company’s operations; and (b) the Company has no interest in the divested operations.

The assets and liabilities classified as discontinued operations in the Company’s consolidated financial statements as of December 31, 2019 and 2018, and for the years ended December 31, 2019 and 2018 is set forth below.

	December 31, 2019	December 31, 2018
Assets:
Current assets:
Accounts receivable, net	$-	$334,275
Prepaid expenses and other	-	1,619
Total current assets	-	335,894
Total assets	$-	$335,894
Liabilities:
Current liabilities:
Accounts payable	$-	$409,053
Accounts payable – related party	-	3,700
Accrued expenses and other liabilities	-	27,992
Total current liabilities	-	440,745
Total liabilities	$-	$440,745

The summarized operating result of discontinued operations included in the Company’s consolidated statements of operations is as follows:

	Year Ended December 31,
	2019	2018
Revenues	$1,491,253	$4,498,499
Cost of revenues	1,114,269	3,438,556
Gross profit	376,984	1,059,943
Operating expenses	1,058,410	959,564
(Loss) income from discontinued operations	(681,426)	100,379
Loss on disposal of discontinued operations	-	-
(Loss) income from discontinued operations, net of income taxes	$(681,426)	$100,379